July 17, 2023

Ryan Sutcliffe, Esquire
U.S. Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re: T. Rowe Price Capital Appreciation Fund, Inc. (“Registrant”)
consisting of the following new series and class:
 T. Rowe Price Capital Appreciation and Income Fund (“New Fund”)

T. Rowe Price Capital Appreciation and Income Fund—Investor Class

T. Rowe Price Capital Appreciation and Income Fund—I Class (“New Classes”)

File Nos.: 033-05646/811-4519

Dear Mr. Sutcliffe:

Pursuant to Section 6 of the Securities Act of 1933, Section 8 of the Investment Company Act of 1940, as amended, and Rule 485(a) under the 1933 Act, we are hereby filing Post-Effective Amendment No. 58 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment reflects the addition of the New Fund and the New Classes.

We have not yet obtained NASDAQ ticker symbols; however, once they have been received, they will be added to the front cover of the prospectus and Statement of Additional Information (the “SAI”).

The SAI is the same one used for all T. Rowe Price mutual funds (other than the Variable Insurance Product funds and the Exchange-Traded funds). Certain changes have been made in the text of the SAI to reflect the addition of the New Classes.

The filing is scheduled to go effective on October 1, 2023.

If you have any questions about this filing, please email me at vicki.booth@troweprice.com.

Sincerely,

/s/Vicki S. Booth
Vicki S. Booth

Vice President and Managing Legal Counsel, T. Rowe Price Associates, Inc.